Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Other Liabilities Disclosure [Abstract]
Schedule of contract liabilities
Contract liabilities consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Billings in advance of performance obligation under contracts, current	8,669,448	12,302,724	1,567,246
Billings in advance of performance obligation under contracts, non-current	104,714	100,427	12,793

Schedule of movement In contract liabilities
The movement in contract liabilities was as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Beginning balance	4,619,690	8,774,162	1,117,742
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(6,388,598)	(8,265,957)	(1,053,002)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	10,543,070	11,894,946	1,515,299
Ending balance	8,774,162	12,403,151	1,580,039
Less: Amount expected to be recognized as revenue beyond 12 months	(104,714)	(100,427)	(12,793)
Amount expected to be recognized as revenue in 12 months	8,669,448	12,302,724	1,567,246